CONSOLIDATED SCHEDULE OF INVESTMENTS

Delaware Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 2.5%
Deutsche Telekom AG, Registered Shares(A)	1,502	$31,720
Frontier Communications Corp.(B)	1,326	35,003
		66,723

Interactive Media & Services – 2.1%
Alphabet, Inc., Class A(B)	23	56,818

Total Communication Services - 4.6%		123,541

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.2%
adidas AG(A)	91	33,698

Auto Parts & Equipment – 1.1%
Aptiv plc(B)	184	29,013

Automobile Manufacturers – 0.4%
Subaru Corp.(A)	591	11,653

Casinos & Gaming – 0.3%
New Cotai Participation Corp., Class B(B)(C)(D)	1,820	5,771
Studio City International Holdings Ltd. ADR(B)	203	2,339
		8,110

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(B)	231	22,945

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(B)	13	45,434

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(C)(D)(E)(F)	640	—*
Media Group Holdings LLC, Series TB)(C)(D)(E)(F)	80	—*
		—*

Total Consumer Discretionary - 5.6%		150,853

Consumer Staples

Distillers & Vintners – 0.9%
Pernod Ricard S.A.(A)	108	23,979

Household Products – 0.9%
Procter & Gamble Co. (The)	188	25,385

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.	175	24,710

Packaged Foods & Meats – 1.6%
China Mengniu Dairy Co. Ltd.(A)	3,555	21,495
Nestle S.A., Registered Shares(A)	187	23,284
		44,779

Personal Products – 0.9%
Unilever plc(A)	414	24,229

Total Consumer Staples - 5.2%		143,082

Energy

Oil & Gas Exploration & Production – 1.1%
Canadian Natural Resources Ltd.	824	29,880

Oil & Gas Refining & Marketing – 2.0%
Phillips 66	159	13,619
Reliance Industries Ltd.(A)	1,343	38,131
Reliance Industries Ltd.(A)	92	1,849
		53,599

Total Energy - 3.1%		83,479

Financials

Diversified Banks – 1.7%
BNP Paribas S.A.(A)	486	30,445
UniCredit S.p.A.(A)	1,378	16,255
		46,700

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.	152	18,068

Investment Banking & Brokerage – 1.1%
Morgan Stanley	345	31,632

Life & Health Insurance – 2.1%
AIA Group Ltd.(A)	2,321	28,853
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	2,717	26,612
		55,465

Mortgage REITs – 1.2%
AGNC Investment Corp.	1,907	32,203

Other Diversified Financial Services – 1.3%
ORIX Corp.(A)	2,158	36,407

Regional Banks – 1.2%
First Republic Bank	171	31,925

Thrifts & Mortgage Finance – 1.0%
Housing Development Finance Corp. Ltd.(A)	788	26,237

Total Financials - 10.2%		278,637

Health Care

Biotechnology – 1.3%
Genmab A.S.(A)(B)	59	24,156
Sarepta Therapeutics, Inc.(B)	130	10,129
		34,285

Health Care Equipment – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)(G)	483	23,925
Masimo Corp.(B)	77	18,553
Zimmer Holdings, Inc.	182	29,312
		71,790

Managed Health Care – 1.0%
Anthem, Inc.	71	27,008

Pharmaceuticals – 3.1%
Eli Lilly and Co.	111	25,550
GlaxoSmithKline plc(A)	1,125	22,095
Merck KGaA(A)	200	38,265
		85,910

Total Health Care - 8.0%		218,993

Industrials

Aerospace & Defense – 2.1%
Airbus SE(A)	264	33,890
Raytheon Technologies Corp.	278	23,741
		57,631

Construction & Engineering – 1.8%
Larsen & Toubro Ltd.(A)	1,156	23,342
Vinci(A)	238	25,350
		48,692

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	60	13,071

Electrical Components & Equipment – 1.1%
Schneider Electric S.A.(A)	195	30,712

Environmental & Facilities Services – 0.8%
Waste Management, Inc.	152	21,270

Industrial Machinery – 1.5%
Ingersoll-Rand, Inc.(B)	859	41,949

Railroads – 2.7%
Canadian Pacific Railway Ltd.	465	35,770
Union Pacific Corp.	173	38,036
		73,806

Trading Companies & Distributors – 1.2%
Ferguson plc(A)	230	31,935

Total Industrials - 11.7%		319,066

Information Technology

Application Software – 3.3%
Adobe, Inc.(B)	71	41,717
Intuit, Inc.	97	47,587
		89,304

Data Processing & Outsourced Services – 3.0%
Fiserv, Inc.(B)	313	33,488
Visa, Inc., Class A	204	47,717
		81,205

Electronic Components – 1.0%
Largan Precision Co. Ltd.(A)	254	28,285

Internet Services & Infrastructure – 0.6%
VeriSign, Inc.(B)	73	16,719

IT Consulting & Other Services – 1.0%
Gartner, Inc., Class A(B)	109	26,377

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares(A)	48	33,123

Semiconductors – 1.3%
Marvell Technology Group Ltd.(B)	152	8,881
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	1,282	27,367
		36,248

Systems Software – 3.0%
Microsoft Corp.	304	82,422

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	302	41,415

Samsung Electronics Co. Ltd.(A)		532	38,099
Seagate Technology		315	27,694
			107,208

Total Information Technology – 18.3%			500,891

Materials

Diversified Metals & Mining – 0.4%
Teck Resources Ltd., Class B(G)		425	9,799

Gold – 0.5%
Barrick Gold Corp.		619	12,791

Total Materials – 0.9%			22,590

Utilities

Multi-Utilities – 1.1%
E.ON AG(A)		2,474	28,615

Total Utilities – 1.1%			28,615

TOTAL COMMON STOCKS – 68.7%			$1,869,747
(Cost: $1,864,537)

PREFERRED STOCKS

Consumer Discretionary

Automobile Manufacturers – 0.9%
Volkswagen AG, 2.260%(A)		104	26,122

Total Consumer Discretionary - 0.9%			26,122

Energy

Oil & Gas Exploration & Production – 0.1%
Targa Resources Corp., 9.500%(B)(C)		2	1,927

Total Energy – 0.1%			1,927

TOTAL PREFERRED STOCKS – 1.0%			$28,049
(Cost: $22,434)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Micron Technology, Inc., Call $87.50, Expires 8-20-21	3,285	328	1,306
Pinterest, Inc., Class A, Call $75.00, Expires 8-20-21	5,232	523	4,473
Teck Resources Ltd., Class B, Call $25.00, Expires 8-20-21, OTC (Ctrpty: Citibank N.A.)	6,595	659	541
Thermo Fisher Scientific, Inc., Call $510.00, Expires 7-16-21	563	56	374

Volkswagen AG, Call EUR240.00, Expires 9-17-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(H)	1,050	105	350

TOTAL PURCHASED OPTIONS – 0.2%			$7,044
(Cost: $5,357)

ASSET-BACKED SECURITIES		Principal
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (I)		$948	1,021

TOTAL ASSET-BACKED SECURITIES – 0.0%			$1,021
(Cost: $948)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.3%
Altice France Holding S.A., 10.500%, 5-15-27(I)		8,387	9,331

Integrated Telecommunication Services – 0.5%
AT&T, Inc., 3.650%, 6-1-51		2,347	2,443
Frontier Communications Corp., 5.875%, 11-1-29		4,188	4,270
West Corp., 8.500%, 10-15-25(I)		7,825	7,659
			14,372

Interactive Media & Services – 0.1%
Tencent Holdings Ltd., 3.240%, 6-3-50(I)		3,910	3,838

Total Communication Services – 0.9%			27,541

Consumer Discretionary

Automobile Manufacturers – 0.6%
Ford Motor Co., 8.500%, 4-21-23		3,919	4,378
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(I)		5,463	6,010
4.810%, 9-17-30(I)		3,902	4,409
			14,797

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6-3-30		2,346	2,295
2.500%, 6-3-50		782	741
Meituan:
2.125%, 10-28-25(G)(I)		1,561	1,550
3.050%, 10-28-30(G)(I)		2,601	2,576
			7,162

Specialty Stores – 0.3%
Staples, Inc., 7.500%, 4-15-26(I)		7,809	8,098

Total Consumer Discretionary - 1.1%			30,057

Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
3.500%, 6-1-30	3,140	3,496
4.500%, 6-1-50	1,568	1,911
		5,407

Packaged Foods & Meats – 0.1%
JBS Finance Luxembourg S.a.r.l., 3.625%, 1-15-32(I)	2,000	2,002

Total Consumer Staples - 0.3%		7,409

Energy

Integrated Oil & Gas – 0.8%
Petroleos Mexicanos:
6.490%, 1-23-27	15,026	15,890
6.840%, 1-23-30	3,178	3,279
Petronas Capital Ltd., 3.500%, 4-21-30(I)	1,568	1,720
		20,889

Oil & Gas Equipment & Services – 0.1%
Guara Norte S.a.r.l., 5.198%, 6-15-34(I)	2,000	2,088

Oil & Gas Exploration & Production – 1.0%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	10,259	10,823
10.125%, 1-15-28(G)	11,436	12,591
Saudi Arabian Oil Co.:
1.625%, 11-24-25(I)	1,560	1,577
2.250%, 11-24-30(I)	3,000	2,950
		27,941

Oil & Gas Refining & Marketing – 0.3%
PBF Holding Co. LLC, 9.250%, 5-15-25(I)	8,242	8,314
Valero Energy Corp., 2.150%, 9-15-27	1,496	1,521
		9,835

Oil & Gas Storage & Transportation – 1.3%
Energy Transfer Operating L.P.:
6.750%, 5-15-68	13,879	14,021
7.125%, 5-15-68	15,000	15,525
Energy Transfer Partners L.P., 6.250%, 2-15-68	7,000	6,195
		35,741

Total Energy - 3.5%		96,494

Financials

Asset Management & Custody Banks – 0.2%
Citadel Finance LLC, 3.375%, 3-9-26(I)	5,834	5,855

Consumer Finance – 0.1%
Ally Financial, Inc., 5.125%, 8-15-69	2,000	2,031

Diversified Banks – 5.0%
Australia and New Zealand Banking Group Ltd., 2.570%, 11-25-35(I)	3,119	3,034
Banco de Credito del Peru, 3.125%, 7-1-30(I)	1,562	1,556
Banco Mercantil del Norte S.A., 8.375%, 10-14-68(I)	3,905	4,732
Banco Santander S.A., 5.375%, 4-17-25(I)	2,548	2,894
Barclays plc:
7.875%, 12-29-49	26,982	28,176
8.000%, 9-15-68	7,237	8,236
6.125%, 12-15-68	3,901	4,328
BNP Paribas S.A., 4.625%, 8-25-69(I)	250	261

HSBC Holdings plc, 4.600%, 6-17-69	3,899	4,055
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	6,098	6,156
Societe Generale Group, 7.375%, 12-29-49(I)	19,209	19,428
Societe Generale S.A., 3.653%, 7-8-35(I)	3,468	3,603
Standard Chartered plc:
7.500%, 12-29-49(I)	13,224	13,809
6.000%, 1-26-69(I)	5,000	5,494
UniCredit S.p.A.:
2.569%, 9-22-26(I)	7,800	7,912
5.861%, 6-19-32(I)	10,953	12,108
5.459%, 6-30-35(I)	9,547	10,420
		136,202

Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
6.375%, 2-21-68(I)	4,768	5,318
7.500%, 6-11-68(I)	10,148	11,280
7.125%, 7-29-68	17,335	18,102
Deutsche Bank AG, 3.035%, 5-28-32	4,000	4,076
		38,776

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 1.850%, 9-15-32	2,342	2,229

Investment Banking & Brokerage – 0.1%
Macquarie Bank Ltd., 3.624%, 6-3-30(I)	1,564	1,656

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4-7-30(I)	1,960	2,167
3.200%, 9-16-40(I)	3,902	4,045
		6,212

Multi-Line Insurance – 0.1%
Athene Holding Ltd., 6.150%, 4-3-30	2,713	3,434

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9-15-23	2,343	2,513

Total Financials - 7.3%		198,908

Industrials

Aerospace & Defense – 1.3%
Boeing Co. (The):
4.875%, 5-1-25	3,917	4,391
5.150%, 5-1-30	3,917	4,642
5.805%, 5-1-50	2,356	3,178
Wolverine Escrow LLC:
8.500%, 11-15-24(I)	7,830	7,611
9.000%, 11-15-26(I)	7,837	7,670
13.125%, 11-15-27(I)	10,000	8,500
		35,992

Air Freight & Logistics – 0.1%
Simpar Europe S.A., 5.200%, 1-26-31(I)(J)	2,000	2,056

Airlines – 0.0%
Azul Investments LLP, 7.250%, 6-15-26(G)(I)	1,500	1,474

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(I)	2,167	2,184

Total Industrials - 1.5%		41,706

Information Technology

Application Software – 0.0%
StoneCo. Ltd., 3.950%, 6-16-28(I)	1,000	999

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,672	1,689

Semiconductors – 0.3%
Broadcom, Inc., 3.419%, 4-15-33(I)	1,959	2,060
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(I)	4,682	4,425
		6,485

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.400%, 8-20-50	3,122	2,933

Total Information Technology - 0.5%		12,106

Materials

Diversified Metals & Mining – 0.2%
Glencore Funding LLC:
1.625%, 9-1-25(I)	2,341	2,370
2.500%, 9-1-30(I)	3,463	3,458
		5,828

Steel – 0.4%
CSN Resources S.A., 7.625%, 2-13-23(I)	11,040	11,489

Total Materials - 0.6%		17,317

Real Estate

Industrial REITs – 0.1%
Aircastle Ltd., 5.250%, 8-11-25(I)	2,201	2,474

Total Real Estate - 0.1%		2,474

Utilities

Electric Utilities – 0.1%
NRG Energy, Inc.:
2.000%, 12-2-25(I)	3,470	3,522
2.450%, 12-2-27(I)	390	393
		3,915

Total Utilities - 0.1%		3,915

TOTAL CORPORATE DEBT SECURITIES – 15.9%		$437,927
(Cost: $417,992)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO – 0.2%
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 4.462%, 5-25-65(I)(K)	4,968	5,079
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26(L)	713	724
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.452%, 7-25-59(I)(K)	1,097	1,120
		6,923

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$6,923
(Cost: $7,005)

OTHER GOVERNMENT SECURITIES(M)

Argentina - 1.0%
Province of Buenos Aires, 7.875%, 6-15-27 (I)(N)	7,000	3,167
Province of Mendoza, 2.750%, 3-19-29 (I)	15,788	10,381
Republic of Argentina:
1.000%, 7-9-29	1,146	437
0.125%, 7-9-30	27,468	9,908
0.125%, 7-9-35	6,840	2,182
		26,075

Brazil - 0.2%
Federative Republic of Brazil, 3.750%, 9-12-31	6,667	6,587

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$32,662
(Cost: $41,367)

LOANS(K)

Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc., 6.000%, 10-28-27	2	3
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	4,998	5,055
		5,058

Integrated Telecommunication Services – 0.8%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	20,672	20,260
West Corp. (ICE LIBOR plus 400 bps), 5.000%, 10-10-24	2,374	2,326
		22,586

Total Communication Services - 1.0%		27,644

Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(O)	529	539

Specialty Stores – 0.1%
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-12-28	2,586	2,591

Total Consumer Discretionary - 0.1%		3,130

Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.140%, 3-1-26	11,297	8,910

Total Energy - 0.3%		8,910

Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	18,697	18,697

Total Financials - 0.7%		18,697

Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc., 4.500%, 8-31-26	10,266	10,323

Health Care Services – 0.3%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	7,240	7,168

Total Health Care - 0.7%		17,491

Information Technology

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.586%, 11-30-25	9,974	9,193

Total Information Technology - 0.3%		9,193

Materials

Construction Materials – 1.4%
Hillman Group, Inc. (The), 0.000%, 1-24-28(P)	20,000	19,979
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.104%, 5-31-25	19,051	19,037
		39,016

Total Materials - 1.4%		39,016

TOTAL LOANS – 4.5%		$124,081
(Cost: $126,421)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1-15-43(Q)	13,401	2,124
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 6.077%, 11-15-47(L)(Q)	6,596	1,097
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(Q)	6,701	986
4.500%, 5-25-47(Q)	5,457	850
5.000%, 3-25-49(Q)	4,625	748
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.529%, 6-25-45(K)(Q)	12,228	2,386
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.029%, 4-25-45(K)(Q)	5,952	1,372
6.009%, 4-25-46(K)(Q)	14,002	2,488
6.009%, 8-25-46(K)(Q)	15,009	2,692
6.159%, 6-25-48(K)(Q)	30,969	6,338
		21,081

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$21,081
(Cost: $21,493)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Notes, 0.625%, 1-15-26	4,496	4,994

Treasury Obligations - 1.0%
U.S. Treasury Bonds:
2.750%, 8-15-47	18,500	21,050
3.000%, 2-15-49	5,409	6,477
		27,527

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.2%		$32,521
(Cost: $28,083)

BULLION – 5.4%	Troy Ounces
Gold	83	146,220
(Cost: $96,737)

SHORT-TERM SECURITIES	Shares

Money Market Funds(S) - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(R)	7,589	7,589
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%,	45,994	45,994
		53,583

TOTAL SHORT-TERM SECURITIES – 2.0%		$53,583
(Cost: $53,583)

TOTAL INVESTMENT SECURITIES – 101.1%		$2,760,859
(Cost: $2,685,957)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(30,599)

NET ASSETS – 100.0%		$2,730,260

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$446,499	$–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	–*
New Cotai Participation Corp., Class B	9-29-20	1,820	12,324	5,771
Targa Resources Corp., 9.500%	10-24-17	2	1,869	1,927
		Principal

New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25	9-10-20 to 3-16-21	$529	529	539

			$ 629,752	$8,237

The total value of these securities represented 0.3% of net assets at June 30, 2021.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	All or a portion of securities with an aggregate value of $7,854 are on loan.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $259,147 or 9.5% of net assets.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(L)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(O)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(P)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(Q)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Micron Technology, Inc.	N/A	Call	3,285	328	August 2021	$105.00	$184	$(277)
Pinterest, Inc., Class A	N/A	Put	5,232	523	August 2021	60.00	2,626	(458)
	N/A	Call	5,232	523	August 2021	100.00	178	(675)
Teck Resources Ltd., Class B	Citibank N.A.	Put	6,595	660	August 2021	19.00	231	(181)
	Citibank N.A.	Call	6,595	660	August 2021	33.00	165	(86)
Thermo Fisher Scientific, Inc.	N/A	Put	346	35	July 2021	440.00	258	(22)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	1,050	105	September 2021	EUR180.00	679	(297)
	Morgan Stanley & Co., Inc.	Call	1,050	105	September 2021	300.00	275	(50)
							$4,596	$(2,046)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$ 123,541	$ —	$ —
Consumer Discretionary	145,082	—	5,771
Consumer Staples	143,082	—	—
Energy	83,479	—	—
Financials	278,637	—	—
Health Care	218,993	—	—
Industrials	319,066	—	—
Information Technology	500,891	—	—
Materials	22,590	—	—
Utilities	28,615	—	—
Total Common Stocks	$1,863,976	$ —	$5,771
Preferred Stocks	26,122	1,927	—
Purchased Options	6,153	891	—
Asset-Backed Securities	—	1,021	—
Corporate Debt Securities	—	437,927	—
Mortgage-Backed Securities	—	6,923	—
Other Government Securities	—	32,662	—
Loans	—	124,081	—
United States Government Agency Obligations	—	21,081	—
United States Government Obligations	—	32,521	—
Bullion	146,220	—	—
Short-Term Securities	53,583	—	—
Total	$2,096,054	$659,034	$5,771

Liabilities
Written Options	$ 1,432	$ 614	$ —

During the period ended June 30, 2021, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE DELAWARE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Delaware Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2021 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,730,260	146,242	5.36%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$2,730,260	143	0.01%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,685,957

Gross unrealized appreciation	746,676

Gross unrealized depreciation	(671,774)

Net unrealized appreciation	$74,902